Distribution Date:	10/17/23	Morgan Stanley Capital I Trust 2021-L6
Determination Date:	10/11/23
Next Distribution Date:	11/17/23
Record Date:	09/29/23	Commercial Mortgage Pass-Through Certificates
Series 2021-L6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Jane Lam		cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Exchangeable Certificate Factor Detail	6		Executive Vice President – Division Head	(913) 253-9000	noticeadmin@midlandls.com
Additional Information	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Argentic Services Company LP
Bond / Collateral Reconciliation - Balances	9		Andrew Hundertmark		ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16	Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18		MSC 2021-L6 Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61692CAW8	0.746000%	20,900,000.00	10,679,101.40	386,349.90	6,638.84	0.00	0.00	392,988.74	10,292,751.50	30.42%	30.00%
A-2	61692CAX6	2.126000%	117,800,000.00	117,800,000.00	0.00	208,702.33	0.00	0.00	208,702.33	117,800,000.00	30.42%	30.00%
A-SB	61692CAY4	2.250000%	26,900,000.00	26,900,000.00	0.00	50,437.50	0.00	0.00	50,437.50	26,900,000.00	30.42%	30.00%
A-3	61692CAZ1	2.196000%	161,560,000.00	161,560,000.00	0.00	295,654.80	0.00	0.00	295,654.80	161,560,000.00	30.42%	30.00%
A-4	61692CBE7	2.444000%	208,568,000.00	208,568,000.00	0.00	424,783.49	0.00	0.00	424,783.49	208,568,000.00	30.42%	30.00%
A-S	61692CBM9	2.749000%	68,879,000.00	68,879,000.00	0.00	157,790.31	0.00	0.00	157,790.31	68,879,000.00	21.30%	21.00%
B	61692CBS6	2.951000%	49,746,000.00	49,746,000.00	0.00	122,333.71	0.00	0.00	122,333.71	49,746,000.00	14.70%	14.50%
C	61692CBX5	3.462797%	30,613,000.00	30,613,000.00	0.00	88,338.85	0.00	0.00	88,338.85	30,613,000.00	10.65%	10.50%
D	61692CAG3	2.500000%	19,134,000.00	19,134,000.00	0.00	39,862.50	0.00	0.00	39,862.50	19,134,000.00	8.11%	8.00%
E	61692CAJ7	2.500000%	14,349,000.00	14,349,000.00	0.00	29,893.75	0.00	0.00	29,893.75	14,349,000.00	6.21%	6.13%
F	61692CAL2	2.250000%	15,307,000.00	15,307,000.00	0.00	28,700.63	0.00	0.00	28,700.63	15,307,000.00	4.18%	4.13%
G-RR	61692CAN8	3.462797%	7,653,000.00	7,653,000.00	0.00	22,083.99	0.00	0.00	22,083.99	7,653,000.00	3.17%	3.13%
H-RR	61692CAQ1	3.462797%	23,917,112.00	23,917,112.00	0.00	55,466.39	0.00	0.00	55,466.39	23,917,112.00	0.00%	0.00%
V	61692CAT5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61692CAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			765,326,112.00	755,105,213.40	386,349.90	1,530,687.09	0.00	0.00	1,917,036.99	754,718,863.50

X-A	61692CBK3	1.210762%	535,728,000.00	525,507,101.40	0.00	530,220.24	0.00	0.00	530,220.24	525,120,751.50
X-B	61692CBL1	0.500044%	149,238,000.00	149,238,000.00	0.00	62,187.94	0.00	0.00	62,187.94	149,238,000.00
X-D	61692CAA6	0.962797%	33,483,000.00	33,483,000.00	0.00	26,864.46	0.00	0.00	26,864.46	33,483,000.00
X-F	61692CAC2	1.212797%	15,307,000.00	15,307,000.00	0.00	15,470.24	0.00	0.00	15,470.24	15,307,000.00
Notional SubTotal			733,756,000.00	723,535,101.40	0.00	634,742.88	0.00	0.00	634,742.88	723,148,751.50

Deal Distribution Total					386,349.90	2,165,429.97	0.00	0.00	2,551,779.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61692CAW8	510.96178947	18.48564115	0.31764785	0.00000000	0.00000000	0.00000000	0.00000000	18.80328900	492.47614833
A-2	61692CAX6	1,000.00000000	0.00000000	1.77166664	0.00000000	0.00000000	0.00000000	0.00000000	1.77166664	1,000.00000000
A-SB	61692CAY4	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
A-3	61692CAZ1	1,000.00000000	0.00000000	1.83000000	0.00000000	0.00000000	0.00000000	0.00000000	1.83000000	1,000.00000000
A-4	61692CBE7	1,000.00000000	0.00000000	2.03666665	0.00000000	0.00000000	0.00000000	0.00000000	2.03666665	1,000.00000000
A-S	61692CBM9	1,000.00000000	0.00000000	2.29083335	0.00000000	0.00000000	0.00000000	0.00000000	2.29083335	1,000.00000000
B	61692CBS6	1,000.00000000	0.00000000	2.45916677	0.00000000	0.00000000	0.00000000	0.00000000	2.45916677	1,000.00000000
C	61692CBX5	1,000.00000000	0.00000000	2.88566459	0.00000000	0.00000000	0.00000000	0.00000000	2.88566459	1,000.00000000
D	61692CAG3	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	61692CAJ7	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	61692CAL2	1,000.00000000	0.00000000	1.87500033	0.00000000	0.00000000	0.00000000	0.00000000	1.87500033	1,000.00000000
G-RR	61692CAN8	1,000.00000000	0.00000000	2.88566445	0.00000000	0.00000000	0.00000000	0.00000000	2.88566445	1,000.00000000
H-RR	61692CAQ1	1,000.00000000	0.00000000	2.31910901	0.56655544	2.23060669	0.00000000	0.00000000	2.31910901	1,000.00000000
V	61692CAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61692CAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61692CBK3	980.92147769	0.00000000	0.98971911	0.00000000	0.00000000	0.00000000	0.00000000	0.98971911	980.20030967
X-B	61692CBL1	1,000.00000000	0.00000000	0.41670312	0.00000000	0.00000000	0.00000000	0.00000000	0.41670312	1,000.00000000
X-D	61692CAA6	1,000.00000000	0.00000000	0.80233133	0.00000000	0.00000000	0.00000000	0.00000000	0.80233133	1,000.00000000
X-F	61692CAC2	1,000.00000000	0.00000000	1.01066440	0.00000000	0.00000000	0.00000000	0.00000000	1.01066440	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/23 - 09/30/23	30	0.00	6,638.84	0.00	6,638.84	0.00	0.00	0.00	6,638.84	0.00
A-2	09/01/23 - 09/30/23	30	0.00	208,702.33	0.00	208,702.33	0.00	0.00	0.00	208,702.33	0.00
A-SB	09/01/23 - 09/30/23	30	0.00	50,437.50	0.00	50,437.50	0.00	0.00	0.00	50,437.50	0.00
A-3	09/01/23 - 09/30/23	30	0.00	295,654.80	0.00	295,654.80	0.00	0.00	0.00	295,654.80	0.00
A-4	09/01/23 - 09/30/23	30	0.00	424,783.49	0.00	424,783.49	0.00	0.00	0.00	424,783.49	0.00
X-A	09/01/23 - 09/30/23	30	0.00	530,220.24	0.00	530,220.24	0.00	0.00	0.00	530,220.24	0.00
X-B	09/01/23 - 09/30/23	30	0.00	62,187.94	0.00	62,187.94	0.00	0.00	0.00	62,187.94	0.00
X-D	09/01/23 - 09/30/23	30	0.00	26,864.46	0.00	26,864.46	0.00	0.00	0.00	26,864.46	0.00
X-F	09/01/23 - 09/30/23	30	0.00	15,470.24	0.00	15,470.24	0.00	0.00	0.00	15,470.24	0.00
A-S	09/01/23 - 09/30/23	30	0.00	157,790.31	0.00	157,790.31	0.00	0.00	0.00	157,790.31	0.00
B	09/01/23 - 09/30/23	30	0.00	122,333.71	0.00	122,333.71	0.00	0.00	0.00	122,333.71	0.00
C	09/01/23 - 09/30/23	30	0.00	88,338.85	0.00	88,338.85	0.00	0.00	0.00	88,338.85	0.00
D	09/01/23 - 09/30/23	30	0.00	39,862.50	0.00	39,862.50	0.00	0.00	0.00	39,862.50	0.00
E	09/01/23 - 09/30/23	30	0.00	29,893.75	0.00	29,893.75	0.00	0.00	0.00	29,893.75	0.00
F	09/01/23 - 09/30/23	30	0.00	28,700.63	0.00	28,700.63	0.00	0.00	0.00	28,700.63	0.00
G-RR	09/01/23 - 09/30/23	30	0.00	22,083.99	0.00	22,083.99	0.00	0.00	0.00	22,083.99	0.00
H-RR	09/01/23 - 09/30/23	30	39,684.79	69,016.76	0.00	69,016.76	13,550.37	0.00	0.00	55,466.39	53,349.67
Totals			39,684.79	2,178,980.34	0.00	2,178,980.34	13,550.37	0.00	0.00	2,165,429.97	53,349.67

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3-1	61692CBA5	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	61692CBB3	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	61692CBC1	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	61692CBD9	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	61692CBF4	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	61692CBG2	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	61692CBH0	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	61692CBJ6	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	61692CBN7	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	61692CBP2	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	61692CBQ0	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	61692CBJ6	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	61692CBT4	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	61692CBU1	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	61692CBV9	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	61692CBW7	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	61692CBY3	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	61692CBZ0	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	61692CCA4	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	61692CCB2	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (EC)	61692CAZ1	2.196000%	161,560,000.00	161,560,000.00	0.00	295,654.80	0.00	0.00	295,654.80	161,560,000.00
A-4 (EC)	61692CBE7	2.444000%	208,568,000.00	208,568,000.00	0.00	424,783.49	0.00	0.00	424,783.49	208,568,000.00
A-S (EC)	61692CBM9	2.749000%	68,879,000.00	68,879,000.00	0.00	157,790.31	0.00	0.00	157,790.31	68,879,000.00
B (EC)	61692CBS6	2.951000%	49,746,000.00	49,746,000.00	0.00	122,333.71	0.00	0.00	122,333.71	49,746,000.00
C (EC)	61692CBX5	3.462797%	30,613,000.00	30,613,000.00	0.00	88,338.85	0.00	0.00	88,338.85	30,613,000.00
Exchangeable Certificates Total			2,596,830,000.00	519,366,000.00	0.00	1,088,901.16	0.00	0.00	1,088,901.16	519,366,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	61692CBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	61692CBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	61692CBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	61692CBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	61692CBN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	61692CBP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	61692CBT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	61692CBU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	61692CBY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	61692CBZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3 (EC)	61692CAZ1	1,000.00000000	0.00000000	1.83000000	0.00000000	0.00000000	0.00000000	0.00000000	1.83000000	1,000.00000000
A-4 (EC)	61692CBE7	1,000.00000000	0.00000000	2.03666665	0.00000000	0.00000000	0.00000000	0.00000000	2.03666665	1,000.00000000
A-S (EC)	61692CBM9	1,000.00000000	0.00000000	2.29083335	0.00000000	0.00000000	0.00000000	0.00000000	2.29083335	1,000.00000000
B (EC)	61692CBS6	1,000.00000000	0.00000000	2.45916677	0.00000000	0.00000000	0.00000000	0.00000000	2.45916677	1,000.00000000
C (EC)	61692CBX5	1,000.00000000	0.00000000	2.88566459	0.00000000	0.00000000	0.00000000	0.00000000	2.88566459	1,000.00000000

Notional Certificates
A-3-X1	61692CBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	61692CBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	61692CBH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	61692CBJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	61692CBQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	61692CBJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	61692CBV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	61692CBW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	61692CCA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	61692CCB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	2,551,779.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,191,882.09	Master Servicing Fee	5,111.57
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,122.65
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	314.63
ARD Interest	0.00	Operating Advisor Fee	1,145.24
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.65
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,191,882.09	Total Fees	12,901.74

Principal		Expenses/Reimbursements
Scheduled Principal	386,349.90	Reimbursement for Interest on Advances	(169.35)
Unscheduled Principal Collections		ASER Amount	10,219.72
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	386,349.90	Total Expenses/Reimbursements	13,550.37

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,165,429.97
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	386,349.90
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,551,779.87
Total Funds Collected	2,578,231.99	Total Funds Distributed	2,578,231.98

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	755,105,214.31	755,105,214.31	Beginning Certificate Balance	755,105,213.40
(-) Scheduled Principal Collections	386,349.90	386,349.90	(-) Principal Distributions	386,349.90
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	754,718,864.41	754,718,864.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	755,160,084.34	755,160,084.34	Ending Certificate Balance	754,718,863.50
Ending Actual Collateral Balance	754,802,368.86	754,802,368.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.91)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.91)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.46%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	20	126,247,065.86	16.73%	85	3.7449	2.978589	1.60 or less	5	73,567,496.38	9.75%	154	3.6188	1.059518
10,000,001 to 20,000,000	12	171,057,616.87	22.67%	87	3.7708	2.548930	1.61 to 1.80	2	26,029,097.89	3.45%	92	4.2389	1.724418
20,000,001 to 30,000,000	4	98,724,762.05	13.08%	92	3.7159	2.390576	1.81 to 2.00	4	74,318,675.63	9.85%	93	3.7051	1.924826
30,000,001 to 40,000,000	5	183,689,419.63	24.34%	105	3.4372	2.250273	2.01 to 2.20	4	35,315,907.68	4.68%	92	3.4372	2.048674
40,000,001 to 50,000,000	2	100,000,000.00	13.25%	63	3.3885	3.690000	2.21 to 2.40	4	87,124,712.11	11.54%	56	3.7152	2.329473
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.41 or greater	25	458,362,974.72	60.73%	84	3.3421	3.668436
60,000,001 or greater	1	75,000,000.00	9.94%	92	2.3200	5.230000	Totals	44	754,718,864.41	100.00%	89	3.4833	2.945020
Totals	44	754,718,864.41	100.00%	89	3.4833	2.945020
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	3	22,224,265.57	2.94%	103	3.9027	3.528976
							Industrial	6	67,453,266.12	8.94%	92	3.7408	2.158647
California	6	97,611,056.06	12.93%	90	3.4681	2.464876
							Mixed Use	6	34,714,998.90	4.60%	93	3.4233	2.274079
Colorado	2	26,193,720.56	3.47%	92	3.3791	2.455298
							Multi-Family	12	165,789,883.75	21.97%	92	3.1587	3.798490
Florida	5	40,370,868.48	5.35%	93	3.8668	3.087806
							Office	8	177,427,676.22	23.51%	53	3.8012	2.319945
Georgia	1	5,240,279.19	0.69%	33	4.1100	2.470000
							Other	1	22,290,000.00	2.95%	92	3.9380	2.880000
Illinois	2	29,251,380.56	3.88%	91	4.0363	2.169618
							Retail	14	228,253,619.79	30.24%	92	3.5081	3.447804
Indiana	2	13,390,915.99	1.77%	93	3.5546	2.242541
							Self Storage	13	58,789,419.63	7.79%	169	2.9100	1.795685
Kansas	1	3,200,000.00	0.42%	93	3.9470	1.860000
							Totals	60	754,718,864.41	100.00%	89	3.4833	2.945020
Louisiana	1	2,300,000.00	0.30%	93	3.9470	1.860000

Maryland	1	19,282,206.07	2.55%	93	4.4850	1.190000

Michigan	1	6,302,757.84	0.84%	213	2.5649	0.920000

Missouri	1	9,590,869.93	1.27%	91	4.8500	1.540000

New Jersey	2	34,790,000.00	4.61%	92	3.9667	2.721909

New York	13	145,750,000.00	19.31%	92	2.9628	4.059142

Ohio	2	9,760,819.45	1.29%	139	3.1305	2.253904

Oklahoma	1	15,225,000.00	2.02%	92	3.8400	3.060000

Pennsylvania	5	110,568,675.63	14.65%	60	3.6063	2.612363

Tennessee	1	2,864,890.44	0.38%	213	2.5649	0.920000

Texas	4	92,373,566.30	12.24%	101	3.3052	3.650402

Virginia	4	37,227,592.35	4.93%	67	3.3585	2.325296

Washington	2	31,200,000.00	4.13%	92	3.3862	2.702917

Totals	60	754,718,864.41	100.00%	89	3.4833	2.945020

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.2490% or less	7	199,109,316.45	26.38%	110	2.7002	4.108308	12 months or less	1	37,389,419.63	4.95%	213	2.5649	0.920000
	3.2500% to 3.4990%	8	125,482,449.43	16.63%	92	3.3288	2.797870	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9990%	20	345,209,644.70	45.74%	76	3.7632	2.640170	25 months to 36 months	43	717,329,444.78	95.05%	82	3.5311	3.050571
	4.0000% or greater	9	84,917,453.83	11.25%	89	4.4095	1.674147	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	754,718,864.41	100.00%	89	3.4833	2.945020	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	754,718,864.41	100.00%	89	3.4833	2.945020
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	119 months or less	43	717,329,444.78	95.05%	82	3.5311	3.050571	Interest Only	23	478,565,000.00	63.41%	80	3.3648	3.416196
	120 months or greater	1	37,389,419.63	4.95%	213	2.5649	0.920000	300 months or less	1	37,389,419.63	4.95%	213	2.5649	0.920000
	Totals	44	754,718,864.41	100.00%	89	3.4833	2.945020	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	754,718,864.41	100.00%	89	3.4833	2.945020
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		4	71,669,896.82	9.50%	79	3.6136	2.009214			No outstanding loans in this group
	12 months or less	37	650,397,551.50	86.18%	90	3.4677	3.078761
	13 months to 24 months	3	32,651,416.09	4.33%	92	3.5078	2.335071
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	754,718,864.41	100.00%	89	3.4833	2.945020
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30319818	MF	New York	NY	Actual/360	2.320%	145,000.00	0.00	0.00	N/A	06/01/31	--	75,000,000.00	75,000,000.00	10/01/23
2A1	30319819	OF	Pittsburgh	PA	Actual/360	3.683%	153,457.04	0.00	0.00	N/A	06/01/26	--	50,000,000.00	50,000,000.00	10/01/23
2A3-1	30319820				Actual/360	3.683%	30,691.41	0.00	0.00	N/A	06/01/26	--	10,000,000.00	10,000,000.00	10/01/23
3A2-1	30507472	RT	Austin	TX	Actual/360	3.094%	128,916.67	0.00	0.00	N/A	07/01/31	--	50,000,000.00	50,000,000.00	10/01/23
4	30319821	RT	Huntington Park	CA	Actual/360	3.280%	109,333.33	0.00	0.00	N/A	05/01/31	--	40,000,000.00	40,000,000.00	10/01/23
5	30319822	SS	Various	Various	Actual/360	2.565%	80,131.85	100,625.03	0.00	N/A	07/01/41	--	37,490,044.66	37,389,419.63	10/01/23
6	30319823	OF	Long Beach	CA	Actual/360	3.870%	119,325.00	0.00	0.00	N/A	07/06/26	--	37,000,000.00	37,000,000.00	10/06/23
7	30319824	OF	Farmers Branch	TX	Actual/360	3.720%	112,530.00	0.00	0.00	N/A	07/01/31	--	36,300,000.00	36,300,000.00	10/01/23
8	30319825	MF	Brooklyn	NY	Actual/360	3.820%	105,050.00	0.00	0.00	N/A	07/06/31	--	33,000,000.00	33,000,000.00	10/06/23
9	30319826	RT	Evanston	IL	Actual/360	3.935%	85,602.07	38,737.77	0.00	N/A	05/06/31	--	26,104,824.19	26,066,086.42	10/06/23
10	30319827	IN	Warrendale	PA	Actual/360	3.690%	77,219.10	43,226.90	0.00	N/A	06/01/31	--	25,111,902.53	25,068,675.63	10/01/23
11	30319828	RT	Snohomish	WA	Actual/360	3.320%	69,996.67	0.00	0.00	N/A	06/01/31	--	25,300,000.00	25,300,000.00	10/01/23
12A2	30530153	98	Iselin	NJ	Actual/360	3.938%	73,172.96	7,500.00	0.00	N/A	06/06/31	--	22,297,500.00	22,290,000.00	10/06/23
13	30319829	OF	Sparks	MD	Actual/360	4.485%	72,175.57	28,983.32	0.00	N/A	07/06/31	--	19,311,189.39	19,282,206.07	10/06/23
14	30319830	IN	Boulder	CO	Actual/360	3.325%	50,226.80	33,246.51	0.00	N/A	05/01/31	--	18,126,967.07	18,093,720.56	10/01/23
15	30319831	RT	Tampa	FL	Actual/360	3.546%	54,667.50	0.00	0.00	N/A	07/06/31	--	18,500,000.00	18,500,000.00	10/06/23
16	30319832	OF	Richmond	VA	Actual/360	3.150%	43,175.02	27,731.57	0.00	N/A	07/06/26	--	16,447,628.39	16,419,896.82	10/06/23
17	30319833	MF	Durant	OK	Actual/360	3.840%	48,720.00	0.00	0.00	N/A	06/06/31	--	15,225,000.00	15,225,000.00	10/06/23
18	30319834	RT	Various	Various	Actual/360	4.420%	53,597.27	22,196.12	0.00	N/A	06/06/31	--	14,551,294.01	14,529,097.89	10/06/23
19	30319835	MF	Casa Grande	AZ	Actual/360	3.850%	44,916.67	0.00	0.00	N/A	07/01/31	--	14,000,000.00	14,000,000.00	10/01/23
20	30319836	MU	Richmond	VA	Actual/360	3.800%	31,940.04	28,634.42	0.00	N/A	07/06/31	--	10,086,329.95	10,057,695.53	07/06/23
21	30319837	RT	East Brunswick	NJ	Actual/360	4.018%	41,854.17	0.00	0.00	N/A	07/06/31	--	12,500,000.00	12,500,000.00	10/06/23
22	30319838	Various Brooklyn		NY	Actual/360	4.010%	38,429.17	0.00	0.00	N/A	05/06/31	--	11,500,000.00	11,500,000.00	10/06/23
23	30319839	MU	Richmond	VA	Actual/360	3.264%	29,240.00	0.00	0.00	N/A	07/06/31	--	10,750,000.00	10,750,000.00	10/06/23
24	30319840	RT	York	PA	Actual/360	3.415%	29,027.50	0.00	0.00	N/A	07/06/31	--	10,200,000.00	10,200,000.00	10/06/23
25	30319841	IN	Mexico	MO	Actual/360	4.850%	38,818.42	13,686.92	0.00	N/A	05/01/31	--	9,604,556.85	9,590,869.93	10/01/23
26	30319842	MF	Brooklyn	NY	Actual/360	3.610%	27,827.08	0.00	0.00	N/A	07/01/31	--	9,250,000.00	9,250,000.00	10/01/23
27	30319843	SS	Westminster	CO	Actual/360	3.500%	23,625.00	0.00	0.00	N/A	07/06/31	--	8,100,000.00	8,100,000.00	10/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	30319844	RT	Highland	IN	Actual/360	3.430%	21,873.12	13,676.27	0.00	N/A	07/06/31	--	7,652,405.14	7,638,728.87	10/06/23
29	30319845	SS	Washington	PA	Actual/360	3.220%	20,930.00	0.00	0.00	N/A	07/06/31	--	7,800,000.00	7,800,000.00	10/06/23
30	30319846	RT	Berwick	PA	Actual/360	3.375%	21,093.75	0.00	0.00	N/A	06/06/31	--	7,500,000.00	7,500,000.00	10/06/23
31	30319847	MU	New York	NY	Actual/360	2.740%	14,841.67	0.00	0.00	N/A	06/01/31	--	6,500,000.00	6,500,000.00	10/01/23
32	30319848	RT	West Islip	NY	Actual/360	3.065%	15,325.00	0.00	0.00	N/A	07/01/31	--	6,000,000.00	6,000,000.00	10/01/23
33	30319849	MF	Indianapolis	IN	Actual/360	3.720%	17,862.23	9,822.67	0.00	N/A	07/06/31	--	5,762,009.79	5,752,187.12	10/06/23
34	30319850	IN	Columbus	OH	Actual/360	3.485%	17,425.00	0.00	0.00	N/A	07/06/31	--	6,000,000.00	6,000,000.00	10/06/23
35	30319851	RT	Vancouver	WA	Actual/360	3.670%	18,044.17	0.00	0.00	N/A	06/05/31	--	5,900,000.00	5,900,000.00	10/05/23
36	30319852	SS	Various	Various	Actual/360	3.947%	18,090.42	0.00	0.00	N/A	07/06/31	--	5,500,000.00	5,500,000.00	10/06/23
37	30319853	OF	Johns Creek	GA	Actual/360	4.110%	17,976.69	8,389.25	0.00	N/A	07/06/26	--	5,248,668.44	5,240,279.19	10/06/23
38	30319854	MF	Cocoa Beach	FL	Actual/360	4.430%	18,347.58	0.00	0.00	N/A	07/06/31	--	4,970,000.00	4,970,000.00	10/06/23
39	30319855	MU	Brooklyn	NY	Actual/360	3.570%	13,387.50	0.00	0.00	N/A	07/01/31	--	4,500,000.00	4,500,000.00	10/01/23
40	30319856	IN	Pompano Beach	FL	Actual/360	3.590%	13,462.50	0.00	0.00	N/A	07/06/31	--	4,500,000.00	4,500,000.00	10/06/23
41	30319857	RT	Menlo Park	CA	Actual/360	5.300%	18,219.14	5,381.31	0.00	N/A	07/06/31	--	4,125,087.92	4,119,706.61	10/06/23
42	30319858	IN	Lake Worth Beach	FL	Actual/360	3.830%	13,405.00	0.00	0.00	N/A	06/06/31	--	4,200,000.00	4,200,000.00	10/06/23
43	30319859	OF	Downers Grove	IL	Actual/360	4.865%	12,932.01	4,511.84	0.00	N/A	06/01/31	--	3,189,805.98	3,185,294.14	10/01/23
Totals							2,191,882.09	386,349.90	0.00				755,105,214.31	754,718,864.41
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,028,596.00	9,402,316.34	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	18,507,570.56	20,241,091.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3-1	18,507,570.56	20,241,091.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2-1	34,511,657.00	33,077,728.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,625,882.21	4,968,158.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,780,790.78	2,062,587.63	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,322,892.18	3,592,227.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,707,747.28	3,816,440.20	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,581,621.76	620,412.20	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,736,930.62	2,727,651.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,773,652.94	2,943,720.11	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,320,444.85	2,371,474.24	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	3,465,230.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,533,107.21	0.00	--	--	06/27/23	5,388,638.24	0.00	0.00	0.00	0.00	0.00
14	2,190,007.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,851,975.84	1,889,524.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,518,061.93	2,356,840.19	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,540,176.06	1,873,517.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,524,970.06	1,686,376.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,610,364.14	2,680,053.60	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	12/12/22	3,231,532.49	31,152.91	50,208.66	150,440.44	0.00	0.00
21	1,044,506.74	1,302,044.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	822,051.32	946,739.96	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,078,068.36	916,269.06	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,275,383.30	1,162,266.31	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,068,399.41	1,047,395.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	904,396.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,017,686.26	997,684.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,111,518.02	1,099,663.46	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	995,593.50	1,085,064.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	844,797.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	415,570.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,600,501.15	2,193,229.77	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	630,183.17	732,858.06	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	638,592.41	697,270.94	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	723,786.81	758,949.46	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	438,249.89	105,549.39	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	926,015.83	826,932.27	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	409,447.88	471,085.75	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	383,544.27	452,445.32	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	518,384.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	398,441.61	95,873.21	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	572,925.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	334,661.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	137,791,957.37	131,442,534.11				8,620,170.73	31,152.91	50,208.66	150,440.44	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/23	0	0.00	1	10,057,695.53	0	0.00	1	10,057,695.53	0	0.00	0	0.00	0	0.00	0	0.00	3.483270%	3.462765%	89
09/15/23	1	10,086,329.95	0	0.00	0	0.00	1	10,086,329.95	0	0.00	0	0.00	0	0.00	0	0.00	3.483301%	3.462797%	90
08/17/23	0	0.00	0	0.00	0	0.00	1	10,113,809.78	0	0.00	0	0.00	1	183,135.34	0	0.00	3.483322%	3.462820%	91
07/17/23	0	0.00	0	0.00	0	0.00	1	10,324,335.32	0	0.00	0	0.00	0	0.00	0	0.00	3.483420%	3.462920%	92
06/16/23	0	0.00	0	0.00	1	19,392,716.58	1	10,352,128.04	0	0.00	0	0.00	1	2,437,932.49	0	0.00	3.483462%	3.462962%	93
05/17/23	0	0.00	0	0.00	2	32,227,600.15	1	12,808,722.01	0	0.00	0	0.00	0	0.00	0	0.00	3.484507%	3.464018%	94
04/17/23	0	0.00	2	32,276,024.89	0	0.00	1	12,828,672.34	0	0.00	0	0.00	0	0.00	0	0.00	3.484522%	3.464034%	95
03/17/23	2	32,320,511.80	0	0.00	0	0.00	1	12,847,207.88	0	0.00	0	0.00	0	0.00	0	0.00	3.484528%	3.464041%	96
02/17/23	0	0.00	0	0.00	0	0.00	1	12,869,745.09	0	0.00	0	0.00	0	0.00	0	0.00	3.484559%	3.464072%	97
01/18/23	0	0.00	0	0.00	0	0.00	1	12,888,146.67	0	0.00	0	0.00	0	0.00	0	0.00	3.484565%	3.464079%	98
12/16/22	0	0.00	0	0.00	0	0.00	1	12,906,488.23	0	0.00	0	0.00	0	0.00	0	0.00	3.484570%	3.464085%	99
11/18/22	0	0.00	0	0.00	1	12,926,129.95	1	12,926,129.95	0	0.00	0	0.00	0	0.00	0	0.00	3.484584%	3.464100%	100
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20	30319836	07/06/23	2	2	50,208.66	150,440.44	7,760.23	10,141,199.98	08/03/22	98		09/12/22
Totals					50,208.66	150,440.44	7,760.23	10,141,199.98

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		118,660,176	118,660,176	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		636,058,688	626,000,993	0		10,057,696

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-23	754,718,864	744,661,169	0	10,057,696	0	0
Sep-23	755,105,214	745,018,884	10,086,330	0	0	0
Aug-23	755,469,757	755,469,757	0	0	0	0
Jul-23	756,016,357	756,016,357	0	0	0	0
Jun-23	756,371,410	736,978,693	0	0	19,392,717	0
May-23	759,136,040	726,908,439	0	0	32,227,600	0
Apr-23	759,443,292	727,167,267	0	19,447,353	0	12,828,672
Mar-23	759,732,843	727,412,331	19,473,304	0	0	12,847,208
Feb-23	760,072,122	747,202,376	0	0	0	12,869,745
Jan-23	760,359,818	760,359,818	0	0	0	0
Dec-22	760,646,676	747,740,188	0	0	0	12,906,488
Nov-22	760,949,638	748,023,508	0	0	0	12,926,130
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	30319829	19,282,206.07	19,282,206.07	29,400,000.00	04/15/21	1,439,971.21	1.19000	12/31/22	07/06/31	332
20	30319836	10,057,695.53	10,141,199.98	20,900,000.00	03/23/21	1,302,566.81	2.60000	12/31/21	07/06/31	332
Totals		29,339,901.60	29,423,406.05	50,300,000.00		2,742,538.02

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	30319829	OF	MD	04/11/23	2

10/11/2023 - The property was placed under receivership, effective June 12th. The receiver was unsuccessful in landing a tenant for 75k sf. Office demand in the submarket has been muted and SS is evaluating all options in an effort to maximize recovery on the Loan. Counsel has issued a $1.75MM springing recourse letter in connection with a tenant lease termination trigger. Lender has initiated a lawsuit against the guarantor in connection with the tenant lease guaranty and environmental indemnity. The court approved Lender’s motion to authorize the receiver to employ a broker to market and sell the asset. The broker has finalized OM and commenced the marketing process. The Loan transferred to Special

Servicing effective 4/11/23 due to Payment Default. An executed PNA is in place.
20	30319836	MU	VA	08/03/22	98

10/11/2023 - The Borrower was unable to complete repayment of Loan by end of August and as a result, SS continues to evaluate all options in an effort to maximize recovery on the Loan, including a potential sale of the note. Alternatively, SS may seek to obtain a receiver if a note sale opportunity fails to materialize. The Loan is in payment default and the underlying property suffers from significant, unresolved deferred maintenance and life safety concerns. Counsel has also filed a lawsuit against the guarantor who has triggered full recourse liability. SS was working to document note sale agreement with a third party, but buyer subsequently withdrew.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	10,219.72	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(249.53)	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	76.35	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.83	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	10,219.72	0.00	0.00	(169.35)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13,550.37

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29